Provisions and other long-term liabilities (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure Of Provisions and other long-term liabilities [Abstract]
Disclosure of detailed information about provisions and other long-term liabilities [text block]
Amounts in US$ ‘000	Asset retirement obligation	Deferred Income	Other	Total
At 1 January 2017	29,862	3,484	9,163	42,509
Addition to provision	5,943	-	2,220	8,163
Exchange difference	134	-	1,154	1,288
Foreign currency translation	(134)	-	-	(134)
Amortization	-	(657)	-	(657)
Unwinding of discount	2,607	-	172	2,779
Unused amounts reversed	-	-	(2,535)	(2,535)
Amounts used during the year	(337)	(1,375)	(3,417)	(5,129)
At 31 December 2017	38,075	1,452	6,757	46,284
Addition to provision	462	-	1,039	1,501
Recovery of abandonment costs	(4,817)	-	(1,099)	(5,916)
Acquisitions	9,738	-	-	9,738
Exchange difference	1,823	-	(46)	1,777
Foreign currency translation	(1,648)	-	-	(1,648)
Amortization	-	(1,005)	-	(1,005)
Unwinding of discount	3,250	-	173	3,423
Unused amounts reversed	-	-	(2,093)	(2,093)
Amounts used during the year	(750)	-	(124)	(874)
Liabilities associated with assets held for sale	(5,816)	-	(2,794)	(8,610)
At 31 December 2018	40,317	447	1,813	42,577